INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
INDEPENDENCE ONE FIXED INCOME FUND
INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
(PORTFOLIOS OF INDEPENDENCE ONE(R)MUTUAL FUNDS)
SUPPLEMENT TO COMBINED PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 31, 1999

Effective immediately, INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND (the "Fund") will no longer accept requests for purchases of Fund shares and no shares will be issued by the Fund except to honor dividend reinvestment options.

                                                                   March 3, 2000



Federated Securities Corp., Distributor

CUSIP 453777864
CUSIP 453777856
CUSIP 453777807
25266  (3/00)